Note 16 - Related Party Transactions	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
16.
Related Party Transactions

A small percentage (less than
1%
in fiscal
2018,
2017
and
2016
) of vegetables supplied to the Company’s New York packaging plants are grown by a director of Seneca Foods Corporation, which supplied the Company approximately
$1.4
million,
$1.0
million, and
$1.0
million pursuant to a raw vegetable grower contract in fiscal
2018,
2017
and
2016,
respectively.  The Chairman of the Audit Committee reviewed the relationship and determined that the contract was negotiated at arm's length and on no
more favorable terms than to other growers in the marketplace.

During the years ended
March 31, 2018,
2017
and
2016,
the Company made charitable contributions to a related party foundation in the amount of approximately
$0.4
million,
$1.3
million and
$2.3
million, respectively. The Foundation is a nonprofit entity that supports charitable activities by making grants to unrelated organizations or institutions. This Foundation is managed by current employees of the Company.